Outstanding Claims (Tables)	12 Months Ended
Dec. 31, 2021
Outstanding Claims [Abstract]
Schedule of outstanding claims
	2021			2020			2019
	Gross	Reinsurers’ share	Net	Gross	Reinsurers’ share	Net	Gross	Reinsurers’ share	Net
	USD ‘000	USD ‘000	USD ‘000	USD ‘000	USD ‘000	USD ‘000	USD ‘000	USD ‘000	USD ‘000
At the beginning of the year
Reported claims	312,334	(160,373)	151,961	292,722	(163,191)	129,531	285,770	(170,125)	115,645
Claims incurred but not reported	179,921	(27,112)	152,809	120,331	(13,021)	107,310	98,610	(17,440)	81,170
	492,255	(187,485)	304,770	413,053	(176,212)	236,841	384,380	(187,565)	196,815

Claims paid	(119,722)	32,411	(87,311)	(134,761)	51,018	(83,743)	(131,151)	53,114	(78,037)
Provided during the year related to current accident year	257,233	(64,926)	192,307	225,950	(68,135)	157,815	150,799	(26,444)	124,355
(Released) provided during the year related to previous accident years	(53,867)	37,752	(16,115)	(11,987)	5,844	(6,143)	9,025	(15,317)	(6,292)
At the end of the year	575,899	(182,248)	393,651	492,255	(187,485)	304,770	413,053	(176,212)	236,841

At the end of the year
Reported claims	306,946	(120,323)	186,623	312,334	(160,373)	151,961	292,722	(163,191)	129,531
Claims incurred but not reported	268,953	(61,925)	207,028	179,921	(27,112)	152,809	120,331	(13,021)	107,310
	575,899	(182,248)	393,651	492,255	(187,485)	304,770	413,053	(176,212)	236,841

Schedule of Gross of reinsurance, the claims development
	All prior years	2009	2010	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020	2021	Total
	USD ‘000	USD ‘000	USD ‘000	USD ‘000	USD ‘000	USD ‘000	USD ‘000	USD ‘000	USD ‘000	USD ‘000	USD ‘000	USD ‘000	USD ‘000	USD ‘000	USD ‘000
At end of accident year		94,376	122,323	128,498	133,595	159,549	152,384	174,601	175,094	278,298	196,709	150,799	225,950	257,233
One year later		75,295	108,523	106,567	119,425	155,958	114,972	160,100	173,369	309,258	219,593	143,093	219,794	—
Two years later		67,119	105,943	100,764	108,557	148,161	101,352	149,533	167,695	317,053	213,655	126,522	—	—
Three years later		68,497	100,572	110,286	110,046	142,309	92,846	145,921	158,572	317,778	191,253	—	—	—
Four years later		68,217	99,513	114,464	103,996	133,917	88,210	142,926	162,210	311,662	—	—	—	—
Five years later		67,909	101,599	110,266	104,541	132,992	85,621	142,478	162,215	—	—	—	—	—
Six years later		67,807	100,199	111,774	103,167	130,844	83,183	141,758	—	—	—	—	—	—
Seven years later		67,614	100,303	110,644	97,918	130,616	82,709	—	—	—	—	—	—	—
Eight years later		68,115	100,073	111,028	97,998	130,374	—	—	—	—	—	—	—	—
Nine years later		68,950	100,120	111,198	98,088	—	—	—	—	—	—	—	—	—
Ten years later		68,882	99,972	109,706	—	—	—	—	—	—	—	—	—	—
Eleven years later		69,169	100,497	—	—	—	—	—	—	—	—	—	—	—
Twelve years later		68,881	—	—	—	—	—	—	—	—	—	—	—	—
Current estimate of cumulative claims incurred	240,860	68,881	100,497	109,706	98,088	130,374	82,709	141,758	162,215	311,662	191,253	126,522	219,794	257,233	2,241,552
Cumulative payments to date	239,391	68,278	100,188	103,590	95,657	129,783	82,488	136,793	154,033	279,011	114,862	77,459	64,824	19,296	1,665,653
Gross liability included in the consolidated statement of financial position															575,899
	All prior years	2009	2010	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020	2021	Total
	USD ‘000	USD ‘000	USD ‘000	USD ‘000	USD ‘000	USD ‘000	USD ‘000	USD ‘000	USD ‘000	USD ‘000	USD ‘000	USD ‘000	USD ‘000	USD ‘000	USD ‘000
At end of accident year		63,259	71,380	76,231	100,119	123,553	115,851	92,893	98,771	110,341	94,266	124,355	157,815	192,307
One year later		52,099	63,488	60,555	88,131	121,694	90,078	86,991	94,055	117,163	105,797	115,739	155,639	—
Two years later		46,911	62,020	59,556	78,090	120,600	79,209	79,846	90,077	116,435	108,521	100,104	—	—
Three years later		48,882	58,897	60,662	81,521	117,084	73,250	75,311	85,366	113,949	112,970	—	—	—
Four years later		48,707	58,182	62,272	77,268	109,460	70,070	73,132	89,184	112,040	—	—	—	—
Five years later		48,310	60,146	59,826	77,798	107,701	66,693	72,641	89,230	—	—	—	—	—
Six years later		48,348	58,648	60,329	76,773	107,500	65,626	71,945	—	—	—	—	—	—
Seven years later		48,194	58,726	58,084	71,644	107,269	65,482	—	—	—	—	—	—	—
Eight years later		48,713	58,540	57,329	71,620	107,059	—	—	—	—	—	—	—	—
Nine years later		49,446	58,590	57,425	71,745	—	—	—	—	—	—	—	—	—
Ten years later		49,437	58,460	57,398	—	—	—	—	—	—	—	—	—	—
Eleven years later		49,697	58,859	—	—	—	—	—	—	—	—	—	—	—
Twelve years later		49,404	—	—	—	—	—	—	—	—	—	—	—	—
Current estimate of cumulative claims incurred	148,610	49,404	58,859	57,398	71,745	107,059	65,482	71,945	89,230	112,040	112,970	100,104	155,639	192,307	1,392,792
Cumulative payments to date	147,326	48,851	58,590	55,232	69,469	106,523	64,658	68,751	82,223	94,196	80,419	62,814	44,025	16,064	999,141
Net liability included in the consolidated statement of financial position															393,651